Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash provided by operating activities
Earnings (loss)	$ (167)	$ 1,975
Adjustments
Amortization	541	589
Restructuring and impairment charges	279	60
Finance (income) expense, net	(51)	3
Foreign exchange loss (gain)	7	(28)
Export duty	(45)	(99)
Retirement benefit expense	77	103
Net contributions to retirement benefit plans	(37)	(76)
Tax (recovery) provision	(61)	618
Income taxes paid	(24)	(982)
Other	(4)	(11)
Changes in non-cash working capital
Receivables	6	140
Inventories	132	20
Prepaid expenses	4	(6)
Payables and accrued liabilities	(131)	(99)
Cash flows from operating activities	525	2,207
Cash used for financing activities
Repayment of lease obligations	(15)	(14)
Finance expense paid	(24)	(23)
Repurchase of Common shares for cancellation	(129)	(1,990)
Dividends paid	(100)	(99)
Cash flows used in financing activities	(268)	(2,126)
Cash used for investing activities
Spray Lake Acquisition, net of cash acquired	(100)	0
Additions to capital assets	(477)	(477)
Interest received	47	17
Other	0	1
Cash flows used in investing activities	(530)	(459)
Change in cash and cash equivalents	(273)	(378)
Foreign exchange effect on cash and cash equivalents	10	(28)
Cash and cash equivalents at beginning of period	1,162	1,568
Cash and cash equivalents at end of period	$ 900	$ 1,162